UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07853

Kalmar Pooled Investment Trust

(Exact name of registrant as specified in charter)

Barley Mill House

3701 Kennett Pike

Wilmington, DE 19807

(Address of principal executive offices) (Zip code)

Ford B. Draper, Jr., President

Barley Mill House

3701 Kennett Pike

Wilmington, DE 19807

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-463-6670

Date of fiscal year end: December 31

Date of reporting period: March 31, 2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

KALMAR
POOLED
INVESTMENT
TRUST	Schedule of Investments
March 31, 2015
“GROWTH-WITH-VALUE” SMALL CAP FUND	(Unaudited)

	Shares	Value (Note 2)
COMMON STOCK — 96.7%

Consumer Discretionary — 22.0%

ADVERTISING AGENCIES — 0.4%
Marchex, Inc. (B Shares)	653,120	$2,664,730

AUTO PARTS — 2.1%
Gentherm, Inc. *	172,765	8,726,360
LKQ Corp. *	248,750	6,358,050

		15,084,410

ENTERTAINMENT — 3.2%
IMAX Corp. (Canada) * (a)	388,365	13,091,784
Live Nation Entertainment, Inc. *	401,035	10,118,113

		23,209,897

LEISURE TIME — 1.5%
Life Time Fitness, Inc. * (a)	153,675	10,904,778

RADIO & TV BROADCASTERS — 0.8%
Entravision Communications Corp. (A Shares)	937,725	5,935,799

RESTAURANTS — 3.7%
Del Frisco’s Restaurant Group *	330,545	6,660,482
Krispy Kreme Doughnuts, Inc. *	510,165	10,198,198
Texas Roadhouse, Inc.	275,990	10,054,316

		26,912,996

SPECIALTY RETAIL — 6.9%
DSW, Inc. (A Shares)	430,110	15,862,457
Stage Stores, Inc.	369,260	8,463,439
Stein Mart, Inc.	393,915	4,904,242
Ulta Salon Cosmetics & Fragrance, Inc. *	66,850	10,084,323
Vitamin Shoppe, Inc. *	110,775	4,562,822
Zumiez, Inc. *	165,480	6,660,570

		50,537,853

TEXTILES APPAREL & SHOES — 3.4%
G-III Apparel Group, Ltd. *	108,215	12,190,420
Oxford Industries, Inc.	163,910	12,367,010

		24,557,430

TOTAL CONSUMER DISCRETIONARY		159,807,893

See Accompanying Notes to Quarterly Schedule of Investments

KALMAR
POOLED
INVESTMENT
TRUST	Schedule of Investments—continued
March 31, 2015
“GROWTH-WITH-VALUE” SMALL CAP FUND	(Unaudited)

	Shares	Value (Note 2)
Consumer Staples — 3.4%

FOODS — 3.4%
TreeHouse Foods, Inc. *	94,695	$8,050,969
United Natural Foods, Inc. *	212,410	16,364,066

		24,415,035

TOTAL CONSUMER STAPLES		24,415,035

Energy — 4.4%

OFFSHORE DRILLING & OTHER SERVICES — 0.4%
Atwood Oceanics, Inc.	107,925	3,033,772

OIL: CRUDE PRODUCERS — 4.0%
Bonanza Creek Energy, Inc. *	143,300	3,533,778
Magnum Hunter Resources Corp. * (a)	1,862,805	4,973,689
Matador Resources Co. *	325,160	7,127,507
PDC Energy, Inc. *	169,630	9,166,805
Rex Energy Corp. * (a)	1,060,015	3,943,256

		28,745,035

TOTAL ENERGY		31,778,807

Financial Services — 6.1%

ASSET MANAGEMENT & CUSTODIAN — 0.8%
Financial Engines, Inc. (a)	130,090	5,441,665

BANKS: DIVERSIFIED — 0.4%
Texas Capital Bancshares, Inc. *	60,900	2,962,785

CONSUMER LENDING — 1.3%
Encore Capital Group, Inc. * (a)	231,945	9,646,593

FINANCIAL DATA & SYSTEMS — 3.6%
Alliance Data Systems Corp. *	50,995	15,107,269
WageWorks, Inc. *	205,410	10,954,515

		26,061,784

TOTAL FINANCIAL SERVICES		44,112,827

Healthcare — 15.4%

BIOTECHNOLOGY — 2.2%
Ligand Pharmaceuticals, Inc. *	136,690	10,540,166

See Accompanying Notes to Quarterly Schedule of Investments

KALMAR
POOLED
INVESTMENT
TRUST	Schedule of Investments—continued
March 31, 2015
“GROWTH-WITH-VALUE” SMALL CAP FUND	(Unaudited)

	Shares	Value (Note 2)
Healthcare — (Continued)
Repligen Corp. *	183,570	$5,573,185

		16,113,351

MEDICAL & DENTAL INSTRUMENTS & SUPPLIES — 7.9%
AngioDynamics, Inc. *	282,885	5,032,524
Cooper Companies, Inc. (The)	69,735	13,069,734
Globus Medical, Inc. (A Shares) *	333,590	8,419,812
ResMed, Inc. (a)	117,290	8,419,076
Vascular Solutions, Inc. *	96,897	2,937,917
West Pharmaceutical Services, Inc.	324,580	19,542,962

		57,422,025

MEDICAL EQUIPMENT — 2.5%
Luminex Corp. *	373,000	5,968,000
Spectranetics Corp. *	339,525	11,801,889

		17,769,889

PHARMACEUTICALS — 2.8%
Akorn, Inc. *	156,555	7,437,928
Cambrex Corp. *	247,220	9,797,329
IGI Laboratories, Inc. * (a)	382,960	3,124,954

		20,360,211

TOTAL HEALTHCARE		111,665,476

Materials & Processing — 8.3%

BUILDING MATERIALS — 2.5%
NCI Building Systems, Inc. *	288,695	4,988,650
Trex Co., Inc. *	250,205	13,643,679

		18,632,329

CHEMICALS: DIVERSIFIED — 3.1%
Chemtura Corp. *	255,915	6,983,920
PolyOne Corp.	409,459	15,293,294

		22,277,214

DIVERSIFIED MATERIALS & PROCESSING — 2.7%
Belden, Inc.	208,990	19,553,104

TOTAL MATERIALS & PROCESSING		60,462,647

See Accompanying Notes to Quarterly Schedule of Investments

KALMAR
POOLED
INVESTMENT
TRUST	Schedule of Investments—continued
March 31, 2015
“GROWTH-WITH-VALUE” SMALL CAP FUND	(Unaudited)

	Shares	Value (Note 2)
Producer Durables — 14.3%

BACK OFFICE SUPPORT, HR, AND CONSULTING — 3.3%
Advisory Board Co. (The) *	70,390	$3,750,379
Corporate Executive Board Co.	165,655	13,229,208
WNS Holdings, Ltd., ADR *	292,529	7,114,305

		24,093,892

COMMERCIAL SERVICES: RENTAL & LEASING — 1.4%
Mobile Mini, Inc.	242,720	10,349,581

FORMS AND BULK PRINTING SERVICES — 0.5%
InnerWorkings, Inc. *	541,005	3,635,554

INTERNATIONAL TRADE AND DIVERSIFIED LOGISTICS — 1.1%
MSC Industrial Direct Co., Inc. (A Shares)	113,130	8,167,986

MACHINERY: INDUSTRIAL — 2.6%
Middleby Corp. *	90,855	9,326,266
Tennant Co.	143,565	9,384,844

		18,711,110

OFFICE SUPPLIES & EQUIPMENT — 1.4%
Electronics For Imaging, Inc. *	246,440	10,288,870

SCIENTIFIC INSTRUMENTS: ELECTRICAL — 3.2%
A.O. Smith Corp.	170,625	11,203,237
EnerSys	181,540	11,662,130

		22,865,367

TRANSPORTATION MISCELLANEOUS — 0.8%
Hub Group, Inc. *	141,215	5,548,337

TOTAL PRODUCER DURABLES		103,660,697

Technology — 22.1%

COMMUNICATIONS TECHNOLOGY — 0.6%
Finisar Corp. * (a)	211,747	4,518,681

COMPUTER SERVICES SOFTWARE & SYSTEMS — 12.5%
Actua Corp. *	194,150	3,007,383
Acxiom Corp. *	630,766	11,662,863
Bankrate, Inc. *	809,194	9,176,260
Bottomline Technologies, (de) Inc. *	294,075	8,048,833

See Accompanying Notes to Quarterly Schedule of Investments

KALMAR
POOLED
INVESTMENT
TRUST	Schedule of Investments—continued
March 31, 2015
“GROWTH-WITH-VALUE” SMALL CAP FUND	(Unaudited)

	Shares	Value (Note 2)
Technology — (Continued)
Callidus Software, Inc. *	623,230	$7,902,556
Dealertrack Technologies, Inc. *	329,215	12,681,362
Monotype Imaging Holdings, Inc.	208,985	6,821,270
Pegasystems, Inc.	351,860	7,652,955
SciQuest, Inc. *	173,030	2,929,398
Syntel, Inc. *	132,954	6,877,710
Ultimate Software Group, Inc. * (a)	82,860	14,082,471

		90,843,061

COMPUTER TECHNOLOGY — 0.5%
Avid Technology, Inc. *	250,935	3,738,931

ELECTRONIC COMPONENTS — 3.7%
Methode Electronics, Inc.	239,280	11,255,731
Rogers Corp. *	186,525	15,334,220

		26,589,951

PRODUCTION TECHNOLOGY EQUIPMENT — 1.1%
Teradyne, Inc.	425,495	8,020,581

SEMICONDUCTORS & COMPONENTS — 3.1%
Ceva, Inc. *	188,300	4,014,556
Diodes, Inc. *	220,735	6,304,192
MaxLinear, Inc. (A Shares) *	518,625	4,216,421
Power Integrations, Inc.	146,600	7,634,928

		22,170,097

TELECOMMUNICATIONS EQUIPMENT — 0.6%
Ruckus Wireless, Inc. *	358,615	4,615,375

TOTAL TECHNOLOGY		160,496,677

Utilities — 0.7%

TELECOMMUNICATIONS — 0.7%
8X8, Inc. *	625,120	5,251,008

TOTAL UTILITIES		5,251,008

TOTAL COMMON STOCK (COST $444,005,842)		701,651,067

See Accompanying Notes to Quarterly Schedule of Investments

KALMAR
POOLED
INVESTMENT
TRUST	Schedule of Investments—continued
March 31, 2015
“GROWTH-WITH-VALUE” SMALL CAP FUND	(Unaudited)

	Shares	Value (Note 2)
WARRANTS — —%

Energy — —%
Magnum Hunter Resources, Strike price $8.50, Expires 4/15/16	186,280	$—

TOTAL ENERGY		—

TOTAL WARRANTS (COST $—)		—

SECURITIES LENDING COLLATERAL — 4.4%
BlackRock Liquidity Funds TempFund Portfolio	32,065,600	32,065,600

TOTAL SECURITIES LENDING COLLATERAL (COST $32,065,600)		32,065,600

MONEY MARKET SECURITY — 3.5%

Money Market Fund — 3.5%
BlackRock Liquidity Funds TempFund Portfolio	25,188,626	25,188,626

TOTAL MONEY MARKET SECURITY (COST $25,188,626)		25,188,626

TOTAL INVESTMENTS (COST $501,260,068) — 104.6%		758,905,293

LIABILITIES IN EXCESS OF OTHER ASSETS — (4.6)%		(33,372,960)

NET ASSETS — 100.0%		$725,532,333

*	Non-income producing security
(a)	All or a portion of the security is on loan. See Note 1 in Notes to Quarterly Schedule of Investment.

ADR         American Depository Receipt

**	The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$501,260,068

Gross unrealized appreciation	$280,938,829
Gross unrealized depreciation	(23,293,604)

Net unrealized appreciation	$257,645,225

See Accompanying Notes to Quarterly Schedule of Investments

KALMAR
POOLED
INVESTMENT
TRUST
Notes to Quarterly Schedule of Investments (Unaudited)
“GROWTH-WITH-VALUE” SMALL CAP FUND

1. Security Valuation. A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis follows:

Common stock and exchange-traded funds: Common stock and exchanged-traded funds are valued at their market value as determined by their last sale price in the principal market in which these securities are normally traded. Securities traded on The Nasdaq Stock Market, Inc. (“NASDAQ”) are valued in accordance with the NASDAQ Official Closing Price, which may not be the last sale price. To the extent these securities are actively traded, valuation adjustments are not applied and they are categorized in Level 1 of the fair value hierarchy. Lacking any sales, the security is valued at the mean between the closing asked and bid price. Restricted securities issued by publicly held companies are valued at a discount to similar publicly traded securities and may be categorized as Level 2 of the fair value hierarchy to the extent that the discount is considered to be insignificant to the fair value measurement in its entirety, otherwise they may be categorized as Level 3.

Open-end mutual funds: Investments in open-end mutual funds, including money market funds and securities lending collateral, are valued at their closing net asset value each business day and are categorized in Level 1 of the fair value hierarchy.

Short-term securities: Short-term investments with remaining maturities of 60 days or less are valued at amortized cost, which approximates fair value, unless the Trust’s Board of Trustees determines that this does not represent fair value. To the extent the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy. All other securities are valued at fair value as determined in good faith under the direction of the Board of Trustees.

Fair Value Measurements. The inputs and valuations techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

• Level 1 —	quoted prices in active markets for identical securities
• Level 2 —	prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	prices determined using significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used, as of March 31, 2015 in valuing the Fund’s assets carried at fair value:

	Total Value at March 31, 2015	Level 1 Quoted Prices	Level 2 Significant Other Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$701,651,067	$701,651,067	$—	$—
Securities Lending Collateral	32,065,600	32,065,600	—	—
Money Market Security	25,188,626	25,188,626	—	—

Total	$758,905,293	$758,905,293	$—	$—

*Please refer to the Schedule of Investments for industry and security type breakouts.

At the end of each calendar quarter, management evaluates the classification of Level 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of

KALMAR
POOLED
INVESTMENT
TRUST
Notes to Quarterly Schedule of Investments (Unaudited) - concluded
“GROWTH-WITH-VALUE” SMALL CAP FUND

investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities. For the period ended March 31, 2015, there were no transfers between levels 1, 2 and 3 for the Fund.

2. Securities Lending. The Fund may make secured loans of its portfolio securities to brokers, dealers and other financial institutions to earn additional income and receive collateral equal to at least 100% of the current market value of the loaned securities, as marked to market each day that the net asset value of the Fund is determined. When the collateral falls below specified amounts, the lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the securities lending agreement. The Fund will pay administrative and custodial fees in connection with the loan of securities. Collateral is invested in short-term investments and the Fund will bear the risk of loss of the invested collateral. Securities lending will expose the Fund to the risk of loss should a borrower default on its obligation to return the borrowed securities. As of March 31, 2015, the market value of the securities on loan and collateral are $30,818,191 and $32,065,600, respectively.

For more information with regards to significant accounting policies, see the most recent annual report filed with the Securities and Exchange Commission.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Kalmar Pooled Investment Trust

By (Signature and Title)*	/s/ Ford B. Draper, Jr.
Ford B. Draper, Jr., Chief Executive Officer
(principal executive officer)

Date	5/19/2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Ford B. Draper, Jr.
Ford B. Draper, Jr., Chief Executive Officer
(principal executive officer)

Date	5/19/2015

By (Signature and Title)*	/s/ Cynthia A. Richards
Cynthia A. Richards, Chief Financial Officer
(principal financial officer)

Date	5/19/2015

* Print the name and title of each signing officer under his or her signature.